CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Summarized Financial Information for Yandex.Market B.V (Details) - Yandex.Market B.V. ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	₽ 30,136		₽ 33,816	$ 382.2
Non-current assets	6,297		442	79.9
Current liabilities	7,448		3,050	94.5
Non-current liabilities	5,140		46	$ 65.2
Total revenues	19,370	$ 245.7	6,196
Total operating expenses	(28,900)	(366.5)	(8,026)
Net loss	₽ (7,777)	$ (98.6)	₽ (611)